Short-Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2019
Short-term Debt [Abstract]
Schedule of short-term borrowings
	December 31,
	2019	2018
Loans from Hangzhou Lianluo Interactive.	$931,450	$-
Loans from DGHKT.	33,000	-
Loans from Ping Chen	243,881	-
Total short-term borrowings	1,208,331	-